Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024
Other assets
Other non-current receivables	€ 1	€ 29
Non-current deposits	1,593	1,431
Non-current prepaid expenses	6,136	6,112
Total other non-current assets	€ 7,730	€ 7,572